RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2024
Statement [Line Items]
Schedule of Related Party Balances and Transactions
	December 31	December 31
Receivable from related party	2024	2023
Hunter Dickinson Services Inc. ("HDSI") (b)	$-	$17
Total	$-	$17

	December 31	December 31
Payables to related parties	2024	2023
Key management personnel (a)	$48	$34
HDSI (b)	219	253
Total	$267	$287

Key Management Personnel
Statement [Line Items]
Schedule of Total compensation
Transaction	2024	2023
Compensation
Amounts paid and payable to HDSI for services of KMP employed by HDSI [1]	$1,949	$2,441
Amounts paid and payable to KMP [2]	2,020	1,768
	3,969	4,209
Share-based compensation [3]	27	661
Total compensation	$3,996	$4,870

Schedule of Outstanding Balances
Transactions	2024	2023
Services rendered by HDSI:
Technical [1]
Engineering	$187	$363
Environmental	60	321
Other technical services	38	125
	285	809
General and administrative
Management, consulting, corporate communications, secretarial, financial and administration	2,530	2,450
Shareholder communication	596	695
	3,126	3,145

Total for services rendered	3,411	3,954

Reimbursement of third-party expenses
Conferences and travel	221	246
Insurance	74	87
Office supplies and information technology [2]	557	575
Total reimbursed	852	908

Total	$4,263	$4,862